Derivative Instruments and Accounting Hedges (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Derivative Instruments and Accounting Hedges (Details) [Line Items]
Accumulated amount of unrealized gain charged to equity, before tax	$ 10,358	$ 14,550	$ (37,546)	$ (30,943)
Cash flow hedge adjustment, net	7,561		(27,408)	(22,589)
Effect of the cash flow hedging derivatives	39,449		84,684	85,659
Cash flow hedges [member] | Cash flow in CLF
Derivative Instruments and Accounting Hedges (Details) [Line Items]
Accumulated amount of unrealized gain charged to equity, before tax	10,358		(37,546)	(30,943)
Cash flow hedge adjustment, net	7,561		(27,408)	(22,589)
Accumulated amount of unrealized gain charged to equity, net of income tax	$ 51,830		$ 59,391	$ 31,983